Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 34	$ 736
Revaluation of warrants	9	82
Gain on amendment to company's pension plan	$ 228	78
Pension defined benefit plans [member]
Disclosure of Other Operating Gains [Line Items]
Gain on amendment to company's pension plan		119
Investments accounted for using equity method [member]
Disclosure of Other Operating Gains [Line Items]
Gain on sale of equity method investment		$ 472